CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Current assets
Cash and cash equivalents	12.1	16.6	12.2
Restricted cash	0	0.7	3.7
Accounts receivable (note 9)	116.5	114.0	140.8
Inventories (note 10)	140.2	125.0	131.5
Prepaids and other (note 11)	4.5	8.9	13.0
Assets held for sale (note 8)	5.7	34.3	56.2
Total Current Assets	279.0	299.5	357.4
Property, plant and equipment (note 12)	412.2	611.6	614.1
Goodwill (note 13)	0	56.7	56.7
Other assets (note 14)	8.9	11.0	11.9
Total Assets	700.1	978.8	1,040.1
Current liabilities
Accounts payable and accrued liabilities (note 15)	119.7	113.8	97.5
Current portion of long-term debt (note 16)	2.0	6.6	6.7
Liabilities associated with assets held for sale (note 8)	0	15.2	14.8
Total Current Liabilities	121.7	135.6	119.0
Long-term debt (note 16)	301.8	422.0	458.9
Employee future benefits (note 17)	254.9	289.7	300.4
Other long-term obligations (note 18)	8.8	8.9	9.0
Total Liabilities	687.2	856.2	887.3
Shareholders' equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 14,527,571 shares (December 31, 2012 - 14,527,571 and September 30, 2012 - 14,400,000 shares)	144.9	144.9	144.9
Preferred stock: par value determined at time of issue; authorized 100,000,000 shares; issued and outstanding: nil shares	0	0	0
Deficit	(162.8)	(35.2)	0
Accumulated other comprehensive income (note 20)	30.8	6.6	0
Stockholders' Equity Attributable to Parent	12.9	116.3	144.9
Non-controlling interest (note 7)	0	6.3	7.9
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	12.9	122.6	152.8
Total Liabilities and Equity	700.1	978.8	1,040.1